Financial and capital risk management - Embedded derivatives in contracts (Details) $ in Millions	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
IfrsStatementLineItems [Line Items]
Financial settlement inflows outflows	$ (83)	$ (197)	$ (34)
Fixed Price Sales Protection Nickel Forwards Bought [Member]
IfrsStatementLineItems [Line Items]
Nominal amount of hedging instrument	766	342
Average strike per ton	21,214
Fair value of liabilities	$ 7	$ 1
Financial settlement inflows outflows	3
Value at risk	1
Fixed Price Sales Protection Nickel Forwards Bought [Member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Value at risk	$ 7
Hedge Program For Products Acquisition For Resale Nickel Forwards Sold [Member]
IfrsStatementLineItems [Line Items]
Nominal amount of hedging instrument	384	1,206
Average strike per ton	28,657
Fair value of liabilities	$ (1)	$ (1)
Financial settlement inflows outflows	7
Value at risk	1
Hedge Program For Products Acquisition For Resale Nickel Forwards Sold [Member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Value at risk	(1)
Nickel Forwards [Member]
IfrsStatementLineItems [Line Items]
Fair value of liabilities	6
Financial settlement inflows outflows	10
Value at risk	2
Nickel Forwards [Member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Value at risk	$ 6
Call Option Spc Brought [Member]
IfrsStatementLineItems [Line Items]
Nominal amount of hedging instrument		137,751,623
Fair value of liabilities		$ 13
Embedded Call Options Sold [Member]
IfrsStatementLineItems [Line Items]
Nominal amount of hedging instrument	746,667	729,571
Average strike per ton	233
Fair value of liabilities	$ (5)	$ (1)
Value at risk	3
Embedded Call Options Sold [Member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Value at risk	(5)
Call Options [Member]
IfrsStatementLineItems [Line Items]
Fair value of liabilities	(5)	$ 12
Value at risk	3
Call Options [Member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Value at risk	$ (5)